PRODUCTION COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Operating costs	$ 287,918	$ 192,499
Share based payment expense. (note 24(b(ii)))	397	343
Production costs	$ 288,315	$ 192,842